Document and Entity Information	12 Months Ended
Dec. 31, 2017
Document and Entity Information [Abstract]
Entity Registrant Name	L3 TECHNOLOGIES, INC.
Entity Central Index Key	0001039101
Document Type	8-K
Amendment Flag	true
Amendment Description	Recast for segment realignment changes and Accounting Standards Update 2017-07
Document Period End Date	Dec. 31, 2017